Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	R$ 801,206	R$ 673,872	R$ 598,344
Cancellation	(10,200)	(14,764)	(20,890)
Discounts	(30,305)	(24,128)	(19,104)
ProUni scholarships	(109,217)	(98,289)	(82,132)
Taxes and contributions on revenue	(20,337)	(17,512)	(15,151)
Net revenue	631,147	519,179	461,067
Amount billed to students for the portion to be transferred to the hub partner	181,630	153,776	110,411
Revenue balance payable to the hub partner	12,989	21,881	6,697
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	624,871	517,950	459,658
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 6,276	R$ 1,229	R$ 1,409